SCHEDULE OF WARRANT LIABILITY ACTIVITY (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Balance as of December 31, 2022			$ 163	$ 5,113
Change in fair value	$ 100	$ 408	111	1,504
Balance as of December 31, 2023	52		52
Warrant Liability [Member]
Balance as of December 31, 2022			163	5,113
Change in fair value			(111)	(1,504)
Balance as of December 31, 2023	$ 52	$ 3,609	$ 52	$ 3,609